497(e)
                                                                       333-44996

The Equitable Life Assurance Society of the United States --

SUPPLEMENT DATED NOVEMBER 11, 2002, TO THE CURRENT ACCUMULATOR, ACCUMULATOR SELECT ("SELECT"), ACCUMULATOR SELECT II ("SELECT II"), ACCUMULATOR PLUS ("PLUS"), ACCUMULATOR ADVISOR ("ADVISOR"), ACCUMULATOR ELITE ("ELITE") AND ACCUMULATOR ELITE II ("ELITE II") PROSPECTUSES FOR ALL SERIES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus. Unless otherwise indicated, all other information in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. The modifications are as follows:

(1) In "Transferring your money among investment options" under "Transferring your account value," the following paragraph is added before the third paragraph:

     In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency or dollar amount of transfers.

(2) In "Payment of death benefit" under "Your beneficiary and payment of benefit" under "Effect of the annuitant's death," please note the following:

     (a) The last sentence of the second paragraph is deleted in its entirety and replaced with the following:

          A successor/owner annuitant can only be elected under NQ and individually owned IRA contracts.

     (b) The last paragraph is deleted in its entirety and replaced with the following:

          For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" later in this section.

(3) In "Payment of death benefit" under "Your beneficiary and payment of benefit" under "When an NQ contract owner dies before the annuitant," the following sentence is added at the end of the last paragraph:

     An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed later under "Beneficiary continuation option" in this section.

(4) In "Payment of death benefit," the section entitled "Beneficiary continuation option" is deleted in its entirety and replaced with the following:

     BENEFICIARY CONTINUATION OPTION

     This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please contact our processing office for further information.

     BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

     Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which the deceased would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in the Statement of Additional Information, the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.


                                                                      (In Force)
                                                                          x00451

     Under the beneficiary continuation option for IRA and Roth IRA contracts:

     o  The contract continues in your name for the benefit of your beneficiary.

     o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

     o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

     o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

     o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

     o If the guaranteed minimum income benefit, if available, and/or an optional enhanced death benefit, if available, was elected under the contract, it will no longer be in effect and the charge for such benefit will stop. Also, any minimum death benefit feature will no longer be in effect.

     o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

     o  Any partial withdrawal must be at least $300.

     o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

     o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

     BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature may only be elected when the NQ contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

     Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

     Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

     o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

     o  The contract continues in your name for the benefit of your beneficiary.

     o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

     o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

     o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

     o If the guaranteed minimum income benefit, if available, and/or an optional enhanced death benefit, if available, was elected under the contract, it will no longer be in effect and the charge for such benefit will stop. Also, any minimum death benefit feature will no longer be in effect.

     o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of non-qualified annuities" in "Tax information" later in this Prospectus.

     o  Any partial withdrawals must be at least $300.

     o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

     o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

     If you are both the owner and annuitant:

     o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

     o No withdrawal charges, if any, will apply to any withdrawals by the beneficiary.

     If the owner and annuitant are not the same person:

     o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

     o  The annuity account value will not be reset to the death benefit amount.

     o The withdrawal charge schedule (if applicable) and free corridor amount (if applicable) on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

     o If a withdrawal charge applies under your contract, we do not impose it on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

     If a contract is jointly owned:

     o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

     o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

     o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.

   (5) In "Tax information" under "Taxation of nonqualified annuities," the following is added as a new section above "Other information":

        BENEFICIARY CONTINUATION OPTION

        We have filed a request with the Internal Revenue Service for rulings regarding certain tax consequences of the beneficiary continuation option for NQ contracts, including whether scheduled payments beginning within one year of your death will be taxed the same as annuity payments and whether one or both of the withdrawal options will affect that determination. There is no assurance that we will receive the rulings requested. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections. The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

   (6) APPLICABLE TO PLUS ONLY: The section entitled "Transferring your money among the variable investment options" is changed to "Transferring your money among investment options." All references in the Prospectus are changed accordingly.

                                                                               3